Fees Summary	Apr. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,769,000.00
Previously Paid Amount	0.00
Total Fee Amount	244.30
Total Offset Amount	0.00
Net Fee	244.30
Narrative - Max Aggregate Offering Price	$ 1,769,000.00
Final Prospectus	true